Summary of Significant Accounting Policies - Schedule of Fair Value Option Award of Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Schedule of fair value option award of weighted average assumptions
Expected life	5 years 9 months 18 days	6 years
Expected volatility	92.10%	94.40%
Expected dividend yield	0.00%	0.00%
Risk-free rate	1.83%	1.18%